Commitments and Contingencies (Predecessor) (Details) - USD ($)	Dec. 31, 2023	Jul. 05, 2022
Commitments [Abstract]
Future minimum contractual charter revenue	$ 25,508,000
United Maritime Predecessor [Member]
Commitments [Abstract]
Future minimum contractual charter revenue		$ 4,705,066